Note 15 - Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Shares issuable under options - Beginning of period, number of options (in shares) | shares	1,639,100
Shares issuable under options - Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 60.26
Granted, number of options (in shares) | shares	542,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 114.90
Exercised, number of options (in shares) | shares	(294,238)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 40.34
Forfeited, number of options (in shares) | shares	(3,750)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 54.88
Shares issuable under options - end of period, number of options (in shares) | shares	1,883,112
Shares issuable under options - Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 79.11
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 219 days
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 108,772
Options exercisable - End of period, number of options (in shares) | shares	714,014
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 60.63
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 219 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 54,383,000